MERRILL LYNCH
                                                              FUND FOR
                                                              TOMORROW, INC.

                               [GRAPHIC OMITTED]

                                                     STRATEGIC
                                                              Performance

                                                              Semi-Annual Report
                                                              July 31, 1998

MERRILL LYNCH FUND FOR TOMORROW, INC.

CONCEPT SECTORS

Pie graph depicting Concept Sectors As a Percentage of Net Assets As of July 31, 1998

Computer Technologies              11.9%
Demographic Trends                  7.5%
Developing Foreign Economies        1.6%
Future Retailing                    0.8%
Global Market Expansion            11.8%
Healthcare Cost Containment        13.3%
Industrial Outsourcing              4.1%
Industrial Renaissance              2.6%
Multimedia                          9.3%
Next Generation Technology          2.1%
Strategic Growth Opportunities      8.1%
Telecommunications                  7.1%
Cash*                              19.8%

*Net of liabilities in excess of other assets.

PORTFOLIO INFORMATION

For the Quarter Ended July 31, 1998

                                          Percent of
Ten Largest Equity Holdings               Net Assets

COMPAQ Computer Corp. ........................4.3%
Bristol-Myers Squibb Co. .....................3.7
Avon Products, Inc. ..........................3.5
American Home Products Corp. .................3.4
Household International, Inc. ................3.2
Schering-Plough Corp. ........................3.2
Sun Microsystems, Inc. .......................3.1
Torchmark Corp. ..............................2.9
OzEmail, Ltd. (ADR) ..........................2.8
Carlton Communications PLC (ADR) .............2.7

 Additions

 Mellon Bank Corporation
*Petco Animal Supplies, Inc.
*Ventas, Inc.

 Deletions

 American Woodmark Corporation
 Andrew Corp.
 Avipal S.A.--Avicultura e Agropecuaria
 Compania Anonima Nacional Telefonos de Venezuela (ADR)
 Delta Air Lines, Inc.
 General Motors Corp.
 Gucci Group N.V. (NY Registered Shares)
 Molten Metal Technologies, Inc.
*Petco Animal Supplies, Inc.
 Philip Services Corp.
 Thermotrex Corp.
 United States Surgical Corp.
 Vencor, Inc.
*Ventas, Inc.

*Added and deleted in the same quarter.

Merrill Lynch Fund For Tomorrow, Inc.                              July 31, 1998

TO OUR SHAREHOLDERS

Mounting evidence of a slowing economy and the prospect of lower corporate earnings growth led to greater volatility in the US financial markets during the quarter ended July 31, 1998. At the same time, greater economic and political uncertainties in Asia and Russia led investors to become concerned about the outlook for economic activity worldwide. Although these developments were negative for stock markets, they generally were beneficial to bond prices, especially as inflationary trends remained subdued. As was widely anticipated, the Federal Reserve Board did not move to tighten monetary policy.

In the United States, gross domestic product rose at a rate of 1.4% for the second calendar quarter, down from the 5.5% rate for the first three months of the year. The economic slowdown in Asia negatively impacted US exports, and the protracted strike at General Motors Corporation also was a negative factor for economic activity. However, the US dollar remained strong, especially relative to the Japanese yen. The weakness of the Japanese economy continues to be a source of concern not only for Asia, but also for the rest of the world as well.

In the months ahead, investors will continue to focus on the economic outlook in Asia and its impact on worldwide economic activity and corporate earnings results. If there were evidence of more buoyant yet moderate US economic growth and a pick-up in corporate profits growth, we would expect stability to return to the financial markets on a global basis. Absent these developments, market volatility is likely to continue.

Portfolio Matters

For the quarter ended July 31, 1998, total returns for Merrill Lynch Fund for Tomorrow, Inc.'s Class A, Class B, Class C and Class D Shares were -0.48%, -0.73%, -0.74% and -0.54%, respectively. The year- to-date ended July 31, 1998 total returns for the Fund's Class A, Class B, Class C and Class D Shares were +12.56%, +11.77%, +11.76% and +12.29%, respectively. (Fund performance does not reflect sales charges, and would be lower if sales charges were included. Complete performance information can be found on pages 4 and 5 of this report to shareholders.) The total returns for the unmanaged Standard & Poor's 500 Index for the three months and seven months ended July 31, 1998 were +1.18% and +16.46%, respectively.

In June and July we started to restructure the portfolio. We eliminated holdings in companies where we believed stock prices could decline in response to a significant slowdown in the real rate of growth of the US economy as well as increased competition from companies in Asia that had a price advantage as a result of the recent Asian currency devaluations. We sold our investment in General Motors Corp. because of our concerns regarding the ability of the organization to change its operational structure and improve productivity rapidly enough to offset its competitive cost disadvantage relative to the major Japanese auto companies, which have been taking market share from the US companies at a fairly rapid pace since the fourth quarter of 1997. We eliminated our position in Delta Air Lines, Inc. because of our concerns about the company's relatively high valuation and the possibility of a slowdown in traffic during the second half of 1998. In addition, we eliminated Gucci Group N.V. on concerns about the potential negative effects of the continued declines in overall retail sales in the major Asian markets, including Hong Kong and Japan. We also sold a number of companies where our fundamental analysis of the business prospects relative to the valuations led us to believe that the potential investment returns were outweighed by possible business and industry problems. Finally, during the July quarter we also eliminated our positions in Molten Metal Technologies, Inc., Philip Services Corp., Avipal S.A.--Avicultura e Agropecuaria, Compania Anonima Nacional Telefonos de Venezuela, United States Surgical

Merrill Lynch Fund For Tomorrow, Inc.                              July 31, 1998

Corp., Vencor, Inc., Andrew Corp., American Woodmark Corporation and Thermotrex Corp.

In June and July, we added Mellon Bank Corporation to the portfolio. The company's management has been rapidly building the company's asset management and services businesses and improving returns on assets and equity. We believed that the stock valuation was attractive relative to our expectations for future above-average growth of earnings and improving operational returns on equity.

In Conclusion

During the October quarter, we expect to continue to restructure the portfolio by focusing on relatively large and high-quality growth companies where we anticipate above-average returns on equity and growth in earnings. During the July quarter, we focused on reducing the portfolio's exposure to companies which we believed had limited future prospects for improving rates of return on equity.

We appreciate your interest in Merrill Lynch Fund For Tomorrow, Inc.

Sincerely,


/s/ Arthur Zeikel

Arthur Zeikel
President


/s/ Lawrence R. Fuller

Lawrence R. Fuller
Portfolio Manager

September 4, 1998

--------------------------------------------------------------------------------
Effective June 5, 1998, Lawrence R. Fuller became portfolio manager of Merrill Lynch Fund For Tomorrow, Inc. Mr. Fuller has been First Vice President of Merrill Lynch Asset Management, L.P. (MLAM) since 1997. Prior thereto, he was Vice President of MLAM from 1992 to 1997.
--------------------------------------------------------------------------------

Merrill Lynch Fund For Tomorrow, Inc.                              July 31, 1998

PERFORMANCE DATA

About Fund Performance

Investors are able to purchase shares of the Fund through the Merrill Lynch Select Pricing(SM) System, which offers four pricing alternatives:

o Class A Shares incur a maximum initial sales charge (front-end load) of 5.25% and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors.

o Class B Shares are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first year, decreasing 1% each year thereafter to 0% after the fourth year. In addition, Class B Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. These shares automatically convert to Class D Shares after approximately 8 years. (There is no initial sales charge for automatic share conversions.)

o Class C Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

o Class D Shares incur a maximum initial sales charge of 5.25% and an account maintenance fee of 0.25% (but no distribution fee).

None of the past results shown should be considered a representation of future performance. Figures shown in the "Recent Performance Results" and "Average Annual Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

Average Annual Total Return

                                     % Return Without     % Return With
                                       Sales Charge       Sales Charge**
================================================================================
Class A Shares*
================================================================================
Year Ended 6/30/98                        +15.61%            + 9.54%
--------------------------------------------------------------------------------
Five Years Ended 6/30/98                  +15.43             +14.19
--------------------------------------------------------------------------------
Inception (10/26/88)
through 6/30/98                           +13.53             +12.90
--------------------------------------------------------------------------------
*     Maximum sales charge is 5.25%.
**    Assuming maximum sales charge.

                                        % Return            % Return
                                       Without CDSC        With CDSC**
================================================================================
Class B Shares*
================================================================================
Year Ended 6/30/98                        +14.44%            +10.62%
--------------------------------------------------------------------------------
Five Years Ended 6/30/98                  +14.24             +14.24
Ten Years Ended 6/30/98                   +12.72             +12.72
--------------------------------------------------------------------------------
* Maximum contingent deferred sales charge is 4% and is reduced to 0% after 4 years.
**    Assuming payment of applicable contingent deferred sales charge.

================================================================================
                                        % Return            % Return
                                       Without CDSC        With CDSC**
================================================================================
Class C Shares*
================================================================================
Year Ended 6/30/98                        +14.37%            +13.41%
--------------------------------------------------------------------------------
Inception (10/21/94)
through 6/30/98                           +18.27             +18.27
--------------------------------------------------------------------------------
* Maximum contingent deferred sales charge is 1% and is reduced to 0% after 1 year.
**    Assuming payment of applicable contingent deferred sales charge.

================================================================================
                                     % Return Without     % Return With
                                       Sales Charge       Sales Charge**
================================================================================
Class D Shares*
================================================================================
Year Ended 6/30/98                        +15.32%            + 9.27%
--------------------------------------------------------------------------------
Inception (10/21/94)
through 6/30/98                           +19.40             +17.67
--------------------------------------------------------------------------------
*     Maximum sales charge is 5.25%.
**    Assuming maximum sales charge.

Merrill Lynch Fund For Tomorrow, Inc.                              July 31, 1998

PERFORMANCE DATA (concluded)

Recent Performance Results

=====================================================================================================
                                                                                    Ten Years/
                                                  12 Month         3 Month        Since Inception
                                                Total Return    Total Return       Total Return
=====================================================================================================
ML Fund For Tomorrow, Inc. Class A Shares*         + 7.57%          -0.48%            +240.88%
-----------------------------------------------------------------------------------------------------
ML Fund For Tomorrow, Inc. Class B Shares*         + 6.45           -0.73             +230.23
-----------------------------------------------------------------------------------------------------
ML Fund For Tomorrow, Inc. Class C Shares*         + 6.45           -0.74             + 85.27
-----------------------------------------------------------------------------------------------------
ML Fund For Tomorrow, Inc. Class D Shares*         + 7.28           -0.54             + 91.91
-----------------------------------------------------------------------------------------------------
Standard & Poor's 500 Index**                      +19.28           +1.18     +422.19/+445.10/+161.20
-----------------------------------------------------------------------------------------------------
NASDAQ Industrial Index**                          - 0.13           -9.38     +233.71/+216.45/+ 59.81
=====================================================================================================

* Investment results shown do not reflect sales charges; results would be lower if a sales charge was included. Total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. The Fund's ten-year/inception dates are:
      Class A Shares, 10/26/88; Class B Shares, ten years ended 7/31/98; and Class C and Class D Shares, 10/21/94.

** An unmanaged broad-based Index comprised of common stocks. Standard & Poor's 500 Index ten years/since inception total returns are: from 10/26/88 to 7/31/98; for the ten years ended 7/31/98; and from 10/21/94 to
      7/31/98, respectively. NASDAQ Industrial Index numbers are price performance only. NASDAQ Industrial Index ten years/since inception total returns are: from 10/31/88 to 7/31/98; for the ten years ended 7/31/98; and from 10/31/94 to 7/31/98, respectively.

Merrill Lynch Fund For Tomorrow, Inc.                              July 31, 1998

SCHEDULE OF INVESTMENTS

                                Shares                                                                        Value      Percent of
Concept Tomorrow                 Held                       Stocks                              Cost        (Note 1a)    Net Assets
===================================================================================================================================
Computer Technologies
===================================================================================================================================
Personal Computers              400,000    COMPAQ Computer Corp.                            $  3,045,990   $ 13,150,000        4.3%
Personal Computers              100,000  + Gateway 2000, Inc.                                  3,347,740      5,400,000        1.7
Systems                         100,000  + GenRad, Inc.                                        2,891,093      1,500,000        0.5
Systems                          75,000  + Networks Associates, Inc.                           2,524,250      3,571,875        1.2
Systems                         300,000  + Silicon Graphics, Inc.                             11,151,240      3,337,500        1.1
Systems                         200,000  + Sun Microsystems, Inc.                              5,396,880      9,437,500        3.1
                                                                                            ------------   ------------      -----
                                                                                              28,357,193     36,396,875       11.9
===================================================================================================================================
Demographic Trends
===================================================================================================================================
Insurance                        50,000    Chubb Corporation (The)                             4,123,238      3,668,750        1.2
Healthcare                      200,000  + HEALTHSOUTH Corp.                                   3,537,000      5,025,000        1.6
Banking & Financial              70,000    Mellon Bank Corporation                             4,781,839      4,716,250        1.5
Leisure & Entertainment         100,000  + Royal Olympic Cruise Lines Inc.                     1,500,000        787,500        0.3
Insurance                       200,000    Torchmark Corp.                                     4,206,236      8,762,500        2.9
                                                                                            ------------   ------------      -----
                                                                                              18,148,313     22,960,000        7.5
===================================================================================================================================
Developing Foreign Economies
===================================================================================================================================
Specialty Services            1,000,000    National Mutual Asia Ltd.                             940,132        561,493        0.2
Conglomerate                    200,000    Quinenco S.A. (ADR)*                                3,755,087      1,925,000        0.6
Building Materials              100,000  + Royal Group Technologies Ltd.                       1,047,206      2,382,533        0.8
                                                                                            ------------   ------------      -----
                                                                                               5,742,425      4,869,026        1.6
===================================================================================================================================
Future Retailing
===================================================================================================================================
Retail Apparel                   40,000  + Children's Place Retail Stores, Inc. (The)            560,000        400,000        0.1
Specialty Retail                138,900  + OfficeMax, Inc.                                     1,605,433      2,022,731        0.7
                                                                                            ------------   ------------      -----
                                                                                               2,165,433      2,422,731        0.8
===================================================================================================================================
Global Market Expansion
===================================================================================================================================
Cosmetics                       124,400    Avon Products, Inc.                                 4,441,715     10,760,600        3.5
Electrical Equipment             74,760    General Electric Company                            2,278,626      6,677,003        2.2
Food & Beverage                 160,000    PepsiCo, Inc.                                       2,438,212      6,210,000        2.0
Electronics                     100,000    Philips Electronics N.V. (NY Registered Shares)     4,983,486      8,168,750        2.7
Electronics                      50,000    Sony Corp. (ADR)*                                   4,327,630      4,250,000        1.4
                                                                                            ------------   ------------      -----
                                                                                              18,469,669     36,066,353       11.8
===================================================================================================================================
Healthcare Cost Containment
===================================================================================================================================
Pharmaceuticals                 133,333    Astra AB (ADR)*                                     1,781,250      2,549,994        0.8
Pharmaceuticals                 100,000    Bristol-Myers Squibb Co.                            3,953,500     11,393,750        3.7
Miscellaneous                     7,888    Coram Healthcare Corporation (Warrants) (a)                 0              0        0.0
Pharmaceuticals                 100,000    Lilly (Eli) and Company                             2,286,050      6,725,000        2.2
Pharmaceuticals                  50,900    Merck & Co., Inc.                                   2,535,791      6,276,606        2.0
Pharmaceuticals                  50,000    Novartis AG (ADR)*                                  1,942,188      4,175,000        1.4
Pharmaceuticals                 100,800    Schering-Plough Corp.                                 580,167      9,752,400        3.2
                                                                                            ------------   ------------      -----
                                                                                              13,078,946     40,872,750       13.3
===================================================================================================================================

Merrill Lynch Fund For Tomorrow, Inc.                              July 31, 1998

                                Shares                                                                        Value      Percent of
Concept Tomorrow                 Held                       Stocks                              Cost        (Note 1a)    Net Assets
===================================================================================================================================
Industrial Outsourcing
===================================================================================================================================
Information Services             50,000  + Ceridian Corp.                                   $  1,959,250   $  2,859,375        0.9%
Systems                         100,000  + Computer Sciences Corporation                       3,878,500      6,400,000        2.1
Specialty Services              250,000  + Sitel Corporation                                   3,939,288      1,203,125        0.4
Computer Software                50,000  + Sterling Commerce, Inc.                             1,838,339      1,978,125        0.7
                                                                                            ------------   ------------      -----
                                                                                              11,615,377     12,440,625        4.1
===================================================================================================================================
Industrial Renaissance
===================================================================================================================================
Information Systems              60,000    International Business Machines Corp.               1,700,550      7,950,000        2.6
===================================================================================================================================
Multimedia
===================================================================================================================================
Broadcasting Services           200,000    Carlton Communications PLC (ADR)*                   7,266,875      8,200,000        2.7
Components                      150,000    Harman International Industries Inc.                6,836,788      5,915,625        1.9
Information Services            400,000    OzEmail, Ltd. (ADR)*                                4,632,341      8,625,000        2.8
Cable Television                150,000  + Tele-Communications Liberty Media Group
                                           (Series A)                                          1,786,112      5,915,625        1.9
                                                                                            ------------   ------------      -----
                                                                                              20,522,116     28,656,250        9.3
===================================================================================================================================
Next Generation Technology
===================================================================================================================================
Environmental Equipment         118,900  + Thermo Ecotek Corp.                                 1,276,302      1,976,712        0.6
Multi-Industry                  180,000  + Thermo Electron Corp.                               4,093,294      4,140,000        1.4
Components                      150,000  + Voice Control Systems Inc.                            834,037        309,375        0.1
                                                                                            ------------   ------------      -----
                                                                                               6,203,633      6,426,087        2.1

===================================================================================================================================
Strategic Growth Opportunities
===================================================================================================================================
Pharmaceuticals                 200,000    American Home Products Corp.                        3,875,049     10,300,000        3.4
Leisure & Entertainment         300,000  + Galoob (Lewis) Toys, Inc.                           4,238,645      2,850,000        0.9
Specialty Services              200,000    Household International, Inc.                       4,517,232      9,950,000        3.2
Home Furnishings                100,000    Shaw Industries, Inc.                               1,512,010      1,850,000        0.6
                                                                                            ------------   ------------      -----
                                                                                              14,142,936     24,950,000        8.1

===================================================================================================================================
Telecommunications
===================================================================================================================================
Telecommunications              100,000  + ADC Telecommunications, Inc.                        2,867,500      3,343,750        1.1
Telecommunications              200,000    Alcatel Alsthom Cie Generale d'Electricite
                                           S.A. (ADR)*                                         5,087,260      7,837,500        2.5
Telecommunications              300,000    Inter-Tel Inc.                                      2,153,750      4,800,000        1.6
Components                       20,000    Nokia Corp. AB (ADR)*                                 377,850      1,742,500        0.6
Telecommunications              100,000  + RSL Communications, Ltd. (Class A)                  2,200,000      3,962,500        1.3
                                                                                            ------------   ------------      -----
                                                                                              12,686,360     21,686,250        7.1
                                                                                            ------------   ------------      -----
===================================================================================================================================
                                           Total Stocks                                      152,832,951    245,696,947       80.2
===================================================================================================================================

Merrill Lynch Fund For Tomorrow, Inc.                              July 31, 1998

SCHEDULE OF INVESTMENTS (concluded)

                                Face                                                                          Value      Percent of
                               Amount                Short-Term Securities                      Cost         (Note 1a)   Net Assets
===================================================================================================================================
Commercial                  $13,500,000    Allied Signal Inc., 5.52% due 8/12/1998          $ 13,477,230   $ 13,477,230        4.4%
Paper**                       3,036,000    Associates Corp. of North America, 5.65%
                                           due 8/03/1998                                       3,035,047      3,035,047        1.0
                              7,000,000    Corporate Asset Funding Co. Inc., 5.55%
                                           due 8/06/1998                                       6,994,604      6,994,604        2.3
                             14,000,000    Delaware Funding Corp., 5.53%
                                           due 8/21/1998                                      13,956,989     13,956,989        4.5
                             10,000,000    Park Avenue Receivables Corp., 5.54%
                                           due 8/06/1998                                       9,992,305      9,992,305        3.3
                             14,000,000    Republic Industries, Inc., 5.54% due 9/02/1998     13,931,058     13,931,058        4.5
===================================================================================================================================
                                           Total Short-Term Securities                        61,387,233     61,387,233       20.0
===================================================================================================================================
Total Investments                                                                           $214,220,184    307,084,180      100.2
                                                                                            ============
Liabilities in Excess of Other Assets                                                                          (765,225)      (0.2)
                                                                                                           ------------      -----
Net Assets                                                                                                 $306,318,955      100.0%
                                                                                                           ============      =====
===================================================================================================================================

      *     American Depositary Receipts (ADR).
      **    Commercial Paper is traded on a discount basis; the interest rates shown reflect the discount rates paid at the time of purchase by the
            Fund.
      +     Non-income producing security.
      (a)   Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.

            See Notes to Financial Statements.

Merrill Lynch Fund For Tomorrow, Inc.                              July 31, 1998

FINANCIAL INFORMATION

Statement of Assets and Liabilities as of July 31, 1998


Assets:                 Investments, at value (identified cost--$214,220,184) (Note 1a) ........                  $ 307,084,180
                        Cash ...................................................................                         30,250
                        Receivables:
                          Capital shares sold ..................................................  $   1,889,494
                          Dividends ............................................................        175,726       2,065,220
                                                                                                  -------------
                        Prepaid registration fees and other assets (Note 1f) ...................                         29,506
                                                                                                                  -------------
                        Total assets ...........................................................                    309,209,156
                                                                                                                  =============
===============================================================================================================================
Liabilities:            Payables:
                          Capital shares redeemed ..............................................  $   2,407,639
                          Investment adviser (Note 2) ..........................................        174,879
                          Distributor (Note 2) .................................................         98,402       2,680,920
                                                                                                  -------------
                        Accrued expenses and other liabilities .................................                        209,281
                                                                                                                  -------------
                        Total liabilities ......................................................                      2,890,201
                                                                                                                  -------------
===============================================================================================================================
Net Assets:             Net assets .............................................................                  $ 306,318,955
                                                                                                                  =============
===============================================================================================================================
Net Assets              Class A Shares of Common Stock, $0.10 par value, 100,000,000 shares
Consist of:             authorized .............................................................                  $      60,040
                        Class B Shares of Common Stock, $0.10 par value, 100,000,000 shares
                        authorized .............................................................                        282,281
                        Class C Shares of Common Stock, $0.10 par value, 100,000,000 shares
                        authorized .............................................................                         10,889
                        Class D Shares of Common Stock, $0.10 par value, 100,000,000 shares
                        authorized .............................................................                      1,424,458
                        Paid-in capital in excess of par .......................................                    193,457,732
                        Undistributed investment income--net ...................................                      1,652,596
                        Undistributed realized capital gains on investments and foreign
                        currency transactions--net .............................................                     16,566,966
                        Unrealized appreciation on investments and foreign currency
                        transactions--net ......................................................                     92,863,993
                                                                                                                  -------------
                        Net assets .............................................................                  $ 306,318,955
                                                                                                                  =============
===============================================================================================================================
Net Asset Value:        Class A--Based on net assets of $10,476,540 and 600,403 shares
                        outstanding ............................................................                  $       17.45
                                                                                                                  =============
                        Class B--Based on net assets of $47,113,361 and 2,822,815 shares
                        outstanding ............................................................                  $       16.69
                                                                                                                  =============
                        Class C--Based on net assets of $1,808,601 and 108,892 shares
                        outstanding ............................................................                  $       16.61
                                                                                                                  =============
                        Class D--Based on net assets of $246,920,453 and 14,244,580 shares
                        outstanding ............................................................                  $       17.33
                                                                                                                  =============
===============================================================================================================================

            See Notes to Financial Statements.

Merrill Lynch Fund For Tomorrow, Inc.                              July 31, 1998

Statement of Operations for the Six Months Ended July 31, 1998


Investment           Dividends (net of $160,526 foreign withholding tax) ....................                  $   2,963,146
Income               Interest and discount earned ...........................................                        786,543
(Notes 1d & 1e):                                                                                               -------------
                     Total income ...........................................................                      3,749,689
                                                                                                               -------------
============================================================================================================================
Expenses:            Investment advisory fees (Note 2) ......................................  $   1,028,111
                     Account maintenance fees--Class D (Note 2) .............................        309,463
                     Account maintenance and distribution fees--Class B (Note 2) ............        272,663
                     Transfer agent fees--Class D (Note 2) ..................................        194,870
                     Transfer agent fees--Class B (Note 2) ..................................         54,243
                     Printing and shareholder reports .......................................         51,677
                     Accounting services (Note 2) ...........................................         39,175
                     Registration fees (Note 1f) ............................................         38,487
                     Professional fees ......................................................         36,750
                     Custodian fees .........................................................         24,837
                     Directors' fees and expenses ...........................................         13,355
                     Account maintenance and distribution fees--Class C (Note 2) ............         11,429
                     Transfer agent fees--Class A (Note 2) ..................................          9,603
                     Transfer agent fees--Class C (Note 2) ..................................          2,415
                     Pricing fees ...........................................................            758
                     Other ..................................................................          9,257
                                                                                               -------------
                     Total expenses .........................................................                      2,097,093
                                                                                                               -------------
                     Investment income--net .................................................                      1,652,596
                                                                                                               -------------
============================================================================================================================
Realized &           Realized gain (loss) from:
Unrealized Gain        Investments--net .....................................................     16,655,040
(Loss) on              Foreign currency transactions--net ...................................         (9,806)     16,645,234
Investments &                                                                                  -------------
Foreign Currency     Change in unrealized appreciation/depreciation on:
Transactions--Net      Investments--net .....................................................     20,283,292
(Notes 1b, 1c,         Foreign currency transactions--net ...................................              6      20,283,298
1e & 3):                                                                                       -------------   -------------
                     Net realized and unrealized gain on investments and foreign
                     currency transactions ..................................................                     36,928,532
                                                                                                               -------------
                     Net Increase in Net Assets Resulting from Operations ...................                  $  38,581,128
                                                                                                               =============
============================================================================================================================

            See Notes to Financial Statements.

Merrill Lynch Fund For Tomorrow, Inc.                              July 31, 1998

Statements of Changes in Net Assets

                                                                                                     For the Six       For the
                                                                                                    Months Ended     Year Ended
Increase (Decrease) in Net Assets:                                                                  July 31, 1998   Jan. 31, 1998
=================================================================================================================================
Operations:             Investment income(loss)--net .............................................  $   1,652,596   $    (546,845)
                        Realized gain on investments and foreign currency transactions--net ......     16,645,234      57,675,676
                        Change in unrealized appreciation/depreciation on investments and
                        foreign currency transactions--net .......................................     20,283,298     (15,555,095)
                                                                                                    -------------   -------------
                        Net increase in net assets resulting from operations .....................     38,581,128      41,573,736
                                                                                                    -------------   -------------
=================================================================================================================================
Distributions to        Realized gain on investments--net:
Shareholders              Class A ................................................................       (103,113)     (3,096,223)
(Note 1g):                Class B ................................................................       (498,222)    (12,917,948)
                          Class C ................................................................        (17,750)       (663,684)
                          Class D ................................................................     (2,393,172)    (45,397,650)
                                                                                                    -------------   -------------
                        Net decrease in net assets resulting from distributions to shareholders ..     (3,012,257)    (62,075,505)
                                                                                                    -------------   -------------
=================================================================================================================================
Capital Share           Net decrease in net assets derived from capital
Transactions            share transactions .......................................................    (38,068,515)    (61,802,479)
(Note 4):                                                                                           -------------   -------------
=================================================================================================================================
Net Assets:             Total decrease in net assets .............................................     (2,499,644)    (82,304,248)
                        Beginning of period ......................................................    308,818,599     391,122,847
                                                                                                    -------------   -------------
                        End of period* ...........................................................  $ 306,318,955   $ 308,818,599
                                                                                                    =============   =============
=================================================================================================================================
                       *Undistributed investment income--net .....................................  $   1,652,596              --
                                                                                                    =============   =============
=================================================================================================================================

            See Notes to Financial Statements

Merrill Lynch Fund For Tomorrow, Inc.                              July 31, 1998

Financial Highlights

                                                                                                 Class A+
                                                                      ------------------------------------------------------------
                                                                       For the
The following per share data and ratios have been derived             Six Months
from information provided in the financial statements.                  Ended                For the Year Ended January 31,
                                                                       July 31,     ----------------------------------------------
Increase (Decrease) in Net Asset Value:                                  1998          1998        1997        1996        1995
==================================================================================================================================
Per Share          Net asset value, beginning of period ............. $    15.61    $    17.16  $    16.26  $    13.55  $    16.39
Operating                                                             ----------    ----------  ----------  ----------  ----------
Performance:       Investment income--net ...........................        .12           .07         .08         .07         .09
                   Realized and unrealized gain (loss) on investments
                   and foreign currency transactions--net ...........       1.89          1.99        3.04        4.19       (1.97)
                                                                      ----------    ----------  ----------  ----------  ----------
                   Total from investment operations .................       2.01          2.06        3.12        4.26       (1.88)
                                                                      ----------    ----------  ----------  ----------  ----------
                   Less distributions from realized gain on
                   investments--net .................................       (.17)        (3.61)      (2.22)      (1.55)       (.96)
                                                                      ----------    ----------  ----------  ----------  ----------
                   Net asset value, end of period ................... $    17.45    $    15.61  $    17.16  $    16.26  $    13.55
                                                                      ==========    ==========  ==========  ==========  ==========
==================================================================================================================================
Total Investment   Based on net asset value per share ...............      12.85%++      12.43%      19.99%      31.82%     (11.23%)
Return:**                                                             ==========    ==========  ==========  ==========  ==========
==================================================================================================================================
Ratios to Average  Expenses .........................................        .95%*         .99%       1.00%       1.07%        .98%
Net Assets:                                                           ==========    ==========  ==========  ==========  ==========
                   Investment income--net ...........................       1.40%*         .40%        .46%        .44%        .59%
                                                                      ==========    ==========  ==========  ==========  ==========
==================================================================================================================================
Supplemental       Net assets, end of period (in thousands) ......... $   10,477    $   13,552  $   39,605  $   34,231  $    8,665
Data:                                                                 ==========    ==========  ==========  ==========  ==========
                   Portfolio turnover ...............................       7.69%        17.63%      39.96%      67.38%      45.86%
                                                                      ==========    ==========  ==========  ==========  ==========
==================================================================================================================================

      *     Annualized.
      **    Total investment returns exclude the effects of sales loads.
      +     Based on average shares outstanding.
      ++    Aggregate total investment return.

            See Notes to Financial Statements.

Merrill Lynch Fund For Tomorrow, Inc.                              July 31, 1998

Financial Highlights (continued)

                                                                                                 Class B+
                                                                      ------------------------------------------------------------
                                                                       For the
The following per share data and ratios have been derived             Six Months
from information provided in the financial statements.                  Ended                For the Year Ended January 31,
                                                                       July 31,    -----------------------------------------------
Increase (Decrease) in Net Asset Value:                                  1998        1998        1997         1996         1995
==================================================================================================================================
Per Share          Net asset value, beginning of period ............. $   15.01    $   16.59   $   15.79   $    13.33   $    16.30
Operating                                                             ---------    ---------   ---------   ----------   ----------
Performance:       Investment income (loss)--net ....................       .03         (.13)       (.10)        (.08)        (.06)
                   Realized and unrealized gain (loss) on investments
                   and foreign currency transactions--net ...........      1.82         1.92        2.95         4.09        (1.96)
                                                                      ---------    ---------   ---------   ----------   ----------
                   Total from investment operations .................      1.85         1.79        2.85         4.01        (2.02)
                                                                      ---------    ---------   ---------   ----------   ----------
                   Less distributions from realized gain
                   on investments--net ..............................      (.17)       (3.37)      (2.05)       (1.55)        (.95)
                                                                      ---------    ---------   ---------   ----------   ----------
                   Net asset value, end of period ................... $   16.69    $   15.01   $   16.59   $    15.79   $    13.33
                                                                      =========    =========   =========   ==========   ==========
==================================================================================================================================
Total Investment   Based on net asset value per share ...............     12.29%++     11.20%      18.80%       30.43%      (12.22%)
Return:**                                                             =========    =========   =========   ==========   ==========
==================================================================================================================================
Ratios to Average  Expenses .........................................      1.99%*       2.03%       2.06%        2.13%        1.99%
Net Assets:                                                           =========    =========   =========   ==========   ==========
                   Investment income (loss)--net ....................       .37%*       (.74%)      (.58%)       (.55%)       (.38%)
                                                                      =========    =========   =========   ==========   ==========
==================================================================================================================================
Supplemental       Net assets, end of period (in thousands) ......... $  47,113    $  60,646   $ 104,828   $  112,239   $  119,186
Data:                                                                 =========    =========   =========   ==========   ==========
                   Portfolio turnover ...............................      7.69%       17.63%      39.96%       67.38%       45.86%
                                                                      =========    =========   =========   ==========   ==========
==================================================================================================================================

      *     Annualized.
      **    Total investment returns exclude the effects of sales loads.
      +     Based on average shares outstanding.
      ++    Aggregate total investment return.

            See Notes to Financial Statements.

Merrill Lynch Fund For Tomorrow, Inc.                              July 31, 1998

Financial Highlights (continued)

                                                                                            Class C++
                                                                ---------------------------------------------------------------
                                                                 For the                                               For the
                                                                   Six                       For the                    Period
The following per share data and ratios have been derived         Months                   Year Ended                  Oct. 21,
from information provided in the financial statements.            Ended                    January 31,                 1994+ to
                                                                 July 31,      -----------------------------------     Jan. 31,
Increase (Decrease) in Net Asset Value:                           1998           1998         1997         1996         1995
===============================================================================================================================
Per Share           Net asset value, beginning of period ...... $   14.94      $   16.47    $   15.71    $   13.28    $   14.08
Operating                                                       ---------      ---------    ---------    ---------    ---------
Performance:        Investment income (loss)--net .............       .03           (.11)        (.10)        (.10)        (.04)
                    Realized and unrealized gain (loss) on
                    investments and foreign currency
                    transactions--net .........................      1.81           1.88         2.94         4.08         (.54)
                                                                ---------      ---------    ---------    ---------    ---------
                    Total from investment operations ..........      1.84           1.77         2.84         3.98         (.58)
                                                                ---------      ---------    ---------    ---------    ---------
                    Less distributions from realized gain
                    on investments--net .......................      (.17)         (3.30)       (2.08)       (1.55)        (.22)
                                                                =========      =========    =========    =========    =========
                    Net asset value, end of period ............ $   16.61      $   14.94    $   16.47    $   15.71    $   13.28
                                                                =========      =========    =========    =========    =========
===============================================================================================================================
Total Investment    Based on net asset value per share ........     12.28%+++      11.15%       18.80%       30.32%       (4.12%)+++
Return:**                                                       =========      =========    =========    =========    =========
===============================================================================================================================
Ratios to Average   Expenses ..................................      2.00%*         2.06%        2.07%        2.14%        2.26%*
Net Assets:                                                     =========      =========    =========    =========    =========
                    Investment income (loss)--net .............       .34%*         (.68%)       (.61%)       (.67%)       (.87%)*
                                                                =========      =========    =========    =========    =========
===============================================================================================================================
Supplemental        Net assets, end of period (in thousands) .. $   1,809      $   2,926    $   8,430    $   6,385    $      80
Data:                                                           =========      =========    =========    =========    =========
                    Portfolio turnover ........................      7.69%         17.63%       39.96%       67.38%       45.86%
                                                                =========      =========    =========    =========    =========
===============================================================================================================================

      *     Annualized.
      **    Total investment returns exclude the effects of sales loads.
      +     Commencement of operations.
      ++    Based on average shares outstanding.
      +++   Aggregate total investment return.

            See Notes to Financial Statements.

Merrill Lynch Fund For Tomorrow, Inc.                              July 31, 1998

FINANCIAL INFORMATION (concluded)

Financial Highlights (concluded)

                                                                                            Class D++
                                                                ---------------------------------------------------------------
                                                                 For the                                               For the
                                                                   Six                       For the                    Period
The following per share data and ratios have been derived         Months                   Year Ended                  Oct. 21,
from information provided in the financial statements.            Ended                    January 31,                 1994+ to
                                                                 July 31,      -----------------------------------     Jan. 31,
Increase (Decrease) in Net Asset Value:                           1998           1998         1997         1996         1995
===============================================================================================================================
Per Share           Net asset value, beginning of period ...... $   15.52      $   17.09    $   16.20    $   13.54    $   14.26
Operating                                                       ---------      ---------    ---------    ---------    ---------
Performance:        Investment income (loss)--net .............       .10           --##          .04          .03         (.01)
                    Realized and unrealized gain (loss) on
                    investments and foreign currency
                    transactions--net .........................      1.88           1.99         3.03         4.18         (.49)
                                                                ---------      ---------    ---------    ---------    ---------
                    Total from investment operations ..........      1.98           1.99         3.07         4.21         (.50)
                                                                ---------      ---------    ---------    ---------    ---------
                    Less distributions from realized gain
                    on investments--net .......................      (.17)         (3.56)       (2.18)       (1.55)        (.22)
                                                                ---------      ---------    ---------    ---------    ---------
                    Net asset value, end of period ............ $   17.33      $   15.52    $   17.09    $   16.20    $   13.54
                                                                =========      =========    =========    =========    =========
===============================================================================================================================
Total Investment    Based on net asset value per share ........     12.73%+++      12.07%       19.73%       31.47%       (3.50%)+++
Return:**                                                       =========      =========    =========    =========    =========

===============================================================================================================================
Ratios to Average   Expenses ..................................      1.19%*         1.23%        1.25%        1.33%        1.43%*
Net Assets:                                                     =========      =========    =========    =========    =========
                    Investment income (loss)--net .............      1.18%*         (.01%)        .22%         .22%        (.23%)*
                                                                =========      =========    =========    =========    =========
===============================================================================================================================
Supplemental        Net assets, end of period (in thousands) .. $ 246,920      $ 231,695    $ 238,260    $ 227,908    $ 156,947
Data:                                                           =========      =========    =========    =========    =========
                    Portfolio turnover ........................      7.69%         17.63%       39.96%       67.38%       45.86%
                                                                =========      =========    =========    =========    =========
===============================================================================================================================

      *     Annualized.
      **    Total investment returns exclude the effects of sales loads.
      +     Commencement of operations.
      ++    Based on average shares outstanding.
      +++   Aggregate total investment return.
      ##    Amount is less than $.01 per share.

            See Notes to Financial Statements.

Merrill Lynch Fund For Tomorrow, Inc.                              July 31, 1998

NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies:

Merrill Lynch Fund For Tomorrow, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. These unaudited financial statements reflect all adjustments which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal recurring nature. The Fund offers four classes of shares under the Merrill Lynch Select PricingSM System. Shares of Class A and Class D are sold with a front-end sales charge. Shares of Class B and Class C may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class B, Class C and Class D Shares bear certain expenses related to the account maintenance of such shares, and Class B and Class C Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--Portfolio securities which are traded on stock exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Securities traded in the over-the-counter market are valued at the last available bid price prior to the time of valuation. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Board of Directors as the primary market. Securities which are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Options written are valued at the last sale price in the case of exchange-traded options or, in the case of options traded in the over-the-counter market, the last asked price. Short-term securities are valued at amortized cost, which approximates market value. Other investments are stated at market value. Securities and assets for which market value quotations are not available are valued at their fair value as determined in good faith by or under the direction of the Fund's Board of Directors.

(b) Derivative financial instruments--The Fund may engage in various portfolio strategies to seek to increase its return by hedging its portfolio against adverse movements in the equity, debt and currency markets. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

o Options--The Fund is authorized to write covered call options. When the Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is sold through an exercise of an option, the related premium received is deducted from the basis of the security sold. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premium received (or gain or loss to the extent of the cost of the closing transaction exceeds the premium received).

Written options are non-income producing investments.

(c) Foreign currency transactions--Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets or liabilities expressed in foreign currencies into US dollars. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments.

(d) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(e) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Dividend income is recorded on ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Fund has determined the ex-dividend date. Interest income (including amortization of discount) is recognized on the accrual basis. Realized gains and

Merrill Lynch Fund For Tomorrow, Inc.                              July 31, 1998

losses on security transactions are determined on the identified cost basis.

(f) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(g) Dividends and distributions to shareholders--Dividends and distributions paid by the Fund are recorded on the ex-dividend dates.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Fund has entered into an Investment Advisory Agreement with Merrill Lynch Asset Management, L.P. ("MLAM"). The general partner of MLAM is Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the general partner. The Fund has also entered into a Distribution Agreement and Distribution Plans with Merrill Lynch Funds Distributor ("MLFD" or "Distributor"), a division of Princeton Funds Distributor, Inc. ("PFD"), which is a wholly-owned subsidiary of Merrill Lynch Group, Inc.

MLAM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee based upon the average daily value of the Fund's net assets at the following annual rates: 0.65% of the average daily net assets not exceeding $750 million; 0.60% of the average daily net assets exceeding $750 million but not exceeding $1 billion, and 0.55% of the average daily net assets exceeding $1 billion.

Pursuant to the Distribution Plans adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing account maintenance and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

--------------------------------------------------------------------------------
                                                  Account
                                                Maintenance       Distribution
                                                    Fee                Fee
--------------------------------------------------------------------------------
Class B ..................................          0.25%             0.75%
Class C ..................................          0.25%             0.75%
Class D ..................................          0.25%               --
--------------------------------------------------------------------------------

Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Inc. ("MLPF&S"), a subsidiary of ML & Co., also provides account maintenance and distribution services to the Fund.

The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class B, Class C and Class D shareholders. The ongoing distribution fee compensates the Distributor and MLPF&S for providing shareholder and distribution-related services to Class B and Class C shareholders.

For the six months ended July 31, 1998, MLFD earned underwriting discounts and direct commissions and MLPF&S earned dealer concessions on sales of the Fund's Class A and Class D Shares as follows:

--------------------------------------------------------------------------------
                                                    MLFD            MLPF&S
--------------------------------------------------------------------------------
Class A ..................................          $119            $  681
Class D ..................................          $566            $9,416
--------------------------------------------------------------------------------

For the six months ended July 31, 1998, MLPF&S also received contingent deferred sales charges of $34,855 and $43 relating to transactions in Class B and Class C Shares, respectively.

In addition, MLPF&S received $9,000 in commissions on the execution of portfolio security transactions for the Fund for the six months ended July 31, 1998.

Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Accounting services are provided to the Fund by MLAM at cost.

Certain officers and/or directors of the Fund are officers and/or directors of MLAM, PSI, FDS, PFD, and/or ML & Co.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended July 31, 1998 were $21,845,184 and $91,664,475, respectively.

Net realized gains (losses) for the six months ended July 31, 1998 and net unrealized gains (losses) as of July 31, 1998 were as follows:

--------------------------------------------------------------------------------
                                              Realized        Unrealized
                                           Gains (Losses)    Gains (Losses)
--------------------------------------------------------------------------------
Long-term investments ....................  $ 16,655,208      $ 92,863,996
Short-term investments ...................          (168)               --
Foreign currency transactions ............        (9,806)               (3)
                                            ------------      ------------
Total ....................................   $16,645,234       $92,863,993
                                            ============      ============
--------------------------------------------------------------------------------

Merrill Lynch Fund For Tomorrow, Inc.                              July 31, 1998

NOTES TO FINANCIAL STATEMENTS (concluded)

As of July 31, 1998, net unrealized appreciation for Federal income tax purposes aggregated $92,863,996, of which $111,318,394 related to appreciated securities and $18,454,398 related to depreciated securities. The aggregate cost of investments at July 31, 1998 for Federal income tax purposes was $214,220,184.

4. Capital Share Transactions:

Net decrease in net assets derived from capital share transactions was $38,068,515 and $61,802,479 for the six months ended July 31, 1998 and for the year ended January 31, 1998, respectively.

Transactions in capital shares for each class were as follows:

--------------------------------------------------------------------------------
Class A Shares for the Six Months                                     Dollar
Ended July 31, 1998                            Shares                 Amount
--------------------------------------------------------------------------------
Shares sold ......................              115,855           $   1,935,290
Shares issued to shareholders
in reinvestment of
distributions ....................                5,429                  96,693
                                            -----------           -------------
Total issued .....................              121,284               2,031,983
Shares redeemed ..................             (389,276)             (6,759,782)
                                            -----------           -------------
Net decrease .....................             (267,992)          $  (4,727,799)
                                            ===========           =============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class A Shares for the Year                                           Dollar
Ended January 31, 1998                         Shares                 Amount
--------------------------------------------------------------------------------
Shares sold ......................            1,197,905           $  20,864,302
Shares issued to shareholders
in reinvestment of
distributions ....................              180,489               2,873,039
                                            -----------           -------------
Total issued .....................            1,378,394              23,737,341
Shares redeemed ..................           (2,817,447)            (50,445,255)
                                            -----------           -------------
Net decrease .....................           (1,439,053)          $ (26,707,914)
                                            ===========           =============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class B Shares for the
Six Months Ended                                                      Dollar
July 31, 1998                                  Shares                 Amount
--------------------------------------------------------------------------------
Shares sold ......................              254,913           $   4,193,205
Shares issued to shareholders
in reinvestment of
distributions ....................               25,325                 431,529
                                            -----------           -------------
Total issued .....................              280,238               4,624,734
Automatic conversion of
shares ...........................             (342,494)             (5,553,817)
Shares redeemed ..................           (1,155,220)            (19,221,124)
                                            -----------           -------------
Net decrease .....................           (1,217,476)          $ (20,150,207)
                                            ===========           =============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class B Shares for the
Year Ended                                                            Dollar
January 31, 1998                               Shares                 Amount
--------------------------------------------------------------------------------
Shares sold ......................              852,979           $  14,843,653
Shares issued to shareholders
in reinvestment of
distributions ....................              734,764              11,120,083
                                            -----------           -------------
Total issued .....................            1,587,743              25,963,736
Automatic conversion of
shares ...........................             (542,990)             (9,274,818)
Shares redeemed ..................           (3,322,941)            (57,782,855)
                                            -----------           -------------
Net decrease .....................           (2,278,188)          $ (41,093,937)
                                            ===========           =============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class C Shares for the
Six Months Ended                                                      Dollar
July 31, 1998                                  Shares                 Amount
--------------------------------------------------------------------------------
Shares sold ......................               56,141           $     889,067
Shares issued to shareholders
in reinvestment of
distributions ....................                  944                  16,004
                                            -----------           -------------
Total issued .....................               57,085                 905,071
Shares redeemed ..................             (144,051)             (2,368,601)
                                            -----------           -------------
Net decrease .....................              (86,966)          $  (1,463,530)
                                            ===========           =============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class C Shares for the
Year Ended                                                            Dollar
January 31, 1998                               Shares                 Amount
--------------------------------------------------------------------------------
Shares sold ......................              203,919           $   3,547,005
Shares issued to shareholders
in reinvestment of
distributions ....................               39,199                 597,135
                                            -----------           -------------
Total issued .....................              243,118               4,144,140
Shares redeemed ..................             (559,154)             (9,692,133)
                                            -----------           -------------
Net decrease .....................             (316,036)          $  (5,547,993)
                                            ===========           =============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class D Shares for the Six Months                                     Dollar
Ended July 31, 1998                            Shares                 Amount
--------------------------------------------------------------------------------
Shares sold ......................              187,922           $   3,259,266
Automatic conversion
of shares ........................              330,739               5,553,817
Shares issued to shareholders
in reinvestment of
distributions ....................              120,386               2,129,637
                                            -----------           -------------
Total issued .....................              639,047              10,942,720
Shares redeemed ..................           (1,321,034)            (22,669,699)
                                            -----------           -------------
Net decrease .....................             (681,987)          $ (11,726,979)
                                            ===========           =============
--------------------------------------------------------------------------------

Merrill Lynch Fund For Tomorrow, Inc.                              July 31, 1998

--------------------------------------------------------------------------------
Class D Shares for the Year                                           Dollar
Ended January 31, 1998                         Shares                 Amount
--------------------------------------------------------------------------------
Shares sold ......................              265,722           $   4,736,667
Automatic conversion
of shares ........................              525,220               9,274,818
Shares issued to shareholders
in reinvestment of
distributions ....................            2,574,802              39,929,189
                                            -----------           -------------
Total issued .....................            3,365,744              53,940,674
Shares redeemed ..................           (2,380,236)            (42,393,309)
                                            -----------           -------------
Net increase .....................              985,508           $  11,547,365
                                            ===========           =============
--------------------------------------------------------------------------------

5. Reorganization Plan:

On July 28, 1998, the Fund's Board of Directors approved a plan of reorganization whereby Merrill Lynch Fundamental Growth Fund, Inc. would acquire substantially all of the assets and liabilities of the Fund in exchange for newly issued shares of Merrill Lynch Fundamental Growth Fund, Inc. Merrill Lynch Fundamental Growth Fund, Inc. is a registered, diversified, open-end management investment company. Both entities have a similar investment objective and are managed by MLAM.

OFFICERS AND DIRECTORS

Arthur Zeikel, President and Director
Ronald W. Forbes, Director
Cynthia A. Montgomery, Director
Charles C. Reilly, Director
Kevin A. Ryan, Director
Richard R. West, Director
Terry K. Glenn, Executive Vice President
Norman R. Harvey, Senior Vice President
Donald C. Burke, Vice President
Gerald M. Richard, Treasurer
Susan B. Baker, Secretary

Custodian

The Bank of New York
90 Washington Street, 12th Floor
New York, NY 10286

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 637-3863

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospec-tus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Merrill Lynch
Fund For Tomorrow, Inc.
Box 9011
Princeton, NJ
08543-9011                                                          #10261--7/98

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